UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22324

CPG FRONTPOINT MULTI-STRATEGY FUND

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY 10017
(Address of principal executive offices)

Gemini Fund Services, LLC.

4020 South 147th Street,

Omaha, Nebraska, 68137
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-317-9200

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

CPG FrontPoint Multi-Strategy Fund

Financial Statements

For the six month period from April 1, 2011

to

September 30, 2011

CPG FrontPoint Multi-Strategy Fund

Financial Statements

For the six month period from April 1, 2011

to

September 30, 2011

Contents

Statement of Assets and Liabilities…………………………………………………………...1

Statement of Operations………………………………………………………………………2

Statement of Changes in Net Assets…………………………………………………………. .3

Notes to Financial Statements…………………………………………………………………4

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF OPERATIONS

For the six month period from April 1, 2011

to September 30, 2011

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

1. Organization

CPG FrontPoint Multi-Strategy Fund (the “Fund”) was organized as a trust in the state of Delaware on August 4, 2009, as a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund has had no operations other than those related to organizational matters and the sale and issuance of 9,166.67 of shares in the Fund (the “Shares”) to Central Park Advisers, LLC (the “Adviser”) a registered investment adviser.

The Fund’s investment objective is to seek attractive risk adjusted returns with low to moderate volatility and correlation to the broader markets through a concentrated multi-strategy alternative investment approach.  The Fund seeks to achieve its investment objective by investing at least 80% of its assets, as of the time of investment, in Investment Funds sponsored by FrontPoint Partners, LLC or its affiliates.

The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operations of the Fund’s business.  The Trustees have engaged the Adviser, a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

Operations of the Fund have not commenced as of the date of these financial statements.

2. Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States Dollars.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

The Fund qualified as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) during the period ended September 30, 2011.  The Fund’s policy is to comply with the provisions of the Code applicable to RIC’s and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments.  In addition, the Fund intends to make distributions as required to avoid excise taxes.  Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

2. Significant Accounting Policies (continued)

The preparation of financial statements in conformity with U.S. GAAP, may require the use of management estimates and assumptions. The Adviser believes the Fund’s financial statements are reasonable and prudent; however, actual results could differ from those estimates.

The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date

Level 3 – fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date

U.S. GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets liabilities).  GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with “major category” being defined as major security type.  For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

The Fund held no investments as of September 30, 2011.

The Fund considers all highly liquid investments with an original maturity of 90 days or less from the date of purchase to be cash equivalents. At September 30, 2011, cash equivalents consist of $28,761 monies held in money market fund investments.

Interest income is recorded on an accrual basis.

The Fund estimates that initial offering costs will total approximately $285,000, comprised mostly of legal costs pertaining to the preparation of the Fund’s offering documents. The Adviser has agreed to bear a portion of the Fund’s offering costs in the amount of $179,000, which results in an amount of $106,000 reflected within Deferred Offering Costs and payable for Deferred Offering Costs within the Statement of Assets and Liabilities. These costs will be amortized over the twelve months from the Fund’s commencement of the offering period and organizational costs will be expensed as incurred in accordance with U.S. GAAP.

2. Significant Accounting Policies (continued)

The Fund bears all expenses incurred in its business, including, but not limited to, the following:  all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees, accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses, internet expense, offering and organization costs; due diligence including travel and related expenses; expenses of meetings of Trustees; all costs associated with communication to Members and other types of expenses approved by the Trustees.

3. Related Party Transactions

The Adviser provides management and administrative services to the Fund, including among other things, support services to the Fund. In consideration for such services, the Fund will pay the Adviser a monthly fee (the “Management Fee”) at the annual rate of 1.35% of the Fund’s average monthly net assets. The Management Fee is in addition to the asset-based fees and incentive allocations charged by the Investment Funds and indirectly borne by Fund investors.  The Fund did not incur any management fees during the period.

Central Park Group, LLC (“CPG”), the sole member of the Adviser, has paid certain offering costs on behalf of the Fund, and will be reimbursed at such time as the Fund commences operations.  At September 30, 2011, the amount payable by the Fund to CPG for such expenses amounted to $106,000 which is presented as payable for deferred offering costs on the Statement of Assets and Liabilities.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended.  All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.  Meeting fees are expensed as they occur, and totaled $3,000 for the six month period ended September 30, 2011 and is included in the Trustee fees in the accompanying statement of operations.

4. Administration, Custodian Fees and Distribution

Gemini Fund Services, LLC (the “Administrator”), serves as administrator and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and member related services.  Gemini receives an annual fee charged monthly subject to a minimum monthly fee.  In addition, the Fund reimburses Gemini for out of pocket expenses incurred.  Administrator fees totaled $1,570 for the six month period ended September 30, 2011 and are in included in Professional Fees on the Statement of Operations.

Union Bank of California (the “Custodian”) serves as custodian of the Fund’s assets and provides custodial services for the Fund.  The Fund incurred $1,750 of custodian fees during the period which are included in Other Fees on the Statement of Operations.

Foreside Fund Services, LLC (the “Distributor”) acts as distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is not affiliated with the Adviser,

4. Administration, Custodian Fees and Distribution (continued)

Gemini or its affiliates.  The Fund may also distribute shares through other brokers or dealers.  The Fund will sell shares only to qualified Investors (as defined in the Fund’s prospectus).  The Fund did not incur any distribution fees during the period.

5. Capital Share Activity

During the six month period ended September 30, 2011, the Fund had the following share transactions

Beginning Shares

9,166.67

Shares Issued

      -

Ending Shares

9,166.67

6. Financial Investments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

7. Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

8. Subsequent Events

The Adviser has evaluated the effect of subsequent events on the Fund’s financial statements through the date the financial statements were available to be issued, and has determined that there are no material subsequent events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Adviser may manage funds of hedge funds, which will invest substantially all of their respective investable assets in private investment funds, including, but not limited to, private partnerships, limited liability companies or similar entities managed by other investment managers.  Each fund of hedge funds is referred to herein as a "Fund" and collectively the "Funds," and each private investment fund in which a Fund may invest is referred to herein as an "Investment Fund" and collectively the "Investment Funds."

Investments in the Investment Funds do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered equity securities.  On occasion, however, a Fund may receive notices or proposals from the Investment Funds seeking the consent of or voting by holders ("proxies").  Funds will delegate any voting of proxies in respect of portfolio holdings to the Adviser to vote each Fund's proxies in accordance with the Adviser's proxy voting guidelines and procedures. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Funds.

The Adviser will generally vote to support management recommendations relating to routine matters, such as the election of board members (where no corporate governance issues are implicated) or the selection of independent auditors. The Adviser will generally vote in favor of management or investor proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase value for investors and maintain or increase the rights of investors.  On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations and investor rights plans, so long as it believes such proposals are in the best economic interests of the Funds.  In exercising its voting discretion, the Adviser will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser, the Adviser will make written disclosure of the conflict to the Independent Trustees of the Funds indicating how the Adviser proposes to vote on the matter and its reasons for doing so.

Each Fund intends to hold its interests in the Investment Funds in non-voting form.  Where only voting securities are available for purchase by a Fund, in all, or substantially all, instances, the Fund will seek to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Gregory Brousseau and Mitchell A. Tanzman, the co-chief executives of the Adviser, serve as the Fund's Portfolio Managers.  As Portfolio Managers, Mr. Brousseau and Mr. Tanzman are jointly and primarily responsible for the day-to-day management of the Fund's portfolio and share equal responsibility and authority for managing the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments.

Gregory Brousseau.  Mr. Brousseau, a founding member of Central Park Group, will be a portfolio manager of the Fund at its inception.  Mr. Brousseau serves as Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group.  He has over 20 years of experience in alternative investments - including merger arbitrage investing.  Prior to founding Central Park Group, he served as co-head of UBS Financial Services Alternative Investment Group. During Mr. Brousseau's time at UBS, Mr. Brousseau oversaw in excess of $2 billion in hedge fund of fund assets across multiple investment strategies.  Prior to that, Mr. Brousseau spent 13 years at Oppenheimer & Co., as an analyst in the firm's merger arbitrage department and ultimately co-managing Oppenheimer's alternative investment department.

Mitchell A. Tanzman.  Mr. Tanzman, a founding member of Central Park Group, will be a portfolio manager of the Fund at its inception.  Mr. Tanzman serves as Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group.  He has over 20 years of experience in alternative investments. Prior to founding Central Park Group, he served as co-head of UBS Financial Services Alternative Investment Group. During Mr. Tanzman's time at UBS, Mr. Tanzman oversaw in excess of $2 billion in hedge fund of fund assets across multiple investment strategies.  Prior to that, Mr. Tanzman worked at Oppenheimer & Co.'s asset management group, ultimately co-managing its alternative investment department.

The Portfolio Managers, manage, or are affiliated with, multiple accounts in addition to the Fund, including other pooled investment vehicles.  Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively "Client Accounts"), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, the Portfolio Managers may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Each Portfolio Manager's compensation is comprised of a fixed annual salary and potentially an annual supplemental distribution paid by the Adviser and not by the Fund. Because the Portfolio Managers are the equity owners of the Adviser and are affiliated with other entities that may receive performance-based fees from Client Accounts, the supplemental distribution that the Portfolio Managers receive from the Adviser directly or indirectly is generally equal to their respective proportional shares of the annual net profits earned by the Adviser from advisory fees and performance-based fees derived from Client Accounts, including the Fund, as applicable.

The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and estimated assets under management in those accounts, as of September 30, 2009.

Gregory Brousseau

Registered Investment Companies		Pooled Accounts		Other Accounts
Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
0	--	0	--	0	--

Mitchell A. Tanzman

Registered Investment Companies		Pooled Accounts		Other Accounts
Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
0	--	0	--	0	--

As equity owners of the Adviser, the Portfolio Managers may be considered to be the indirect beneficial owner of interests in the Fund with a value in the range from $50,001 to $100,000 as of September 30, 2011.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

 (c) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG FRONTPOINT MULTI-STRATEGY FUND

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date  December 6, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date  December 6, 2011

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date  December 6, 2011